November 20, 2013

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Select Multi-Strategy Fund File Nos. 811-22824 and 333-187847

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, on behalf of Steben Select Multi-Strategy Fund (the “Fund”), is the Fund’s Pre-Effective Amendment No.2 to the registration statement on Form N-2 (“PEA 2”), relating to the Fund’s establishment as a registered investment company.

The sole purpose of PEA 2 is to include in the Fund’s registration statement on Form N-2 revised Consents of Independent Registered Public Accounting Firm with respect to the Fund and Steben Select Multi-Strategy Master Fund.

* * *

Any questions or comments should be directed to the undersigned at 240.631.7602.

Sincerely,

/s/Francine J. Rosenberger
Francine J. Rosenberger

cc:	Kenneth E. Steben
Steben Select Multi-Strategy Fund
George J. Zornada
K&L Gates LLP